UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07705
                                                     ---------

                               Phoenix Asset Trust
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,            John H. Beers, Esq.
     Counsel and Secretary for Registrant        Vice President and Counsel
        Phoenix Life Insurance Company         Phoenix Life Insurance Company
               One American Row                       One American Row
              Hartford, CT 06103-2899             Hartford, CT 06103-2899
 -------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                               [LOGO OMITTED]
                                                                   PHOENIX

--------------------------------------------------------------------------------

                                                              SEMIANNUAL REPORT

Phoenix Rising Dividends Fund

Phoenix Small-Mid Cap Fund



















                                           WOULDN'T YOU RATHER HAVE THIS
                                           DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX ASSET TRUST    June 30, 2007       E-DELIVERY AT PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED       NO BANK GUARANTEE   MAY LOSE VALUE

TABLE OF CONTENTS

Disclosure of Fund Expenses ................................................   2
Phoenix Rising Dividends Fund ..............................................   3
Phoenix Small-Mid Cap Fund .................................................   9
Notes to Financial Statements ..............................................  15













--------------------------------------------------------------------------------

  PROXY VOTING PROCEDURES (FORM N-PX)
  The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

  FORM N-Q INFORMATION
  The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Asset Trust unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

     We are pleased to provide this report for the six months ended June 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

     At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

     We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

     Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

     Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

     As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.


Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

JULY 2007

PHOENIX ASSET TRUST


DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF DECEMBER 31, 2006 TO JUNE 30, 2007)
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of an Asset Trust Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Asset Trust Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
     This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                        Beginning         Ending                     Expenses
                         Account         Account       Annualized      Paid
                          Value           Value          Expense      During
                        12/31/06         6/30/07          Ratio       Period*
--------------------------------------------------------------------------------
RISING DIVIDENDS FUND
--------------------------------------------------------------------------------
ACTUAL
Class I ............    $1,000.00        $  993.50        1.06%       $ 5.24
Class A ............     1,000.00           992.30        1.31          6.47
Class B ............     1,000.00           988.60        2.06         10.16
Class C ............     1,000.00           988.60        2.06         10.16

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I ............     1,000.00         1,019.47        1.06          5.32
Class A ............     1,000.00         1,018.22        1.31          6.58
Class B ............     1,000.00         1,014.45        2.06         10.34
Class C ............     1,000.00         1,014.45        2.06         10.34
--------------------------------------------------------------------------------
SMALL-MID CAP FUND
--------------------------------------------------------------------------------
ACTUAL
Class I ............    $1,000.00        $1,050.70        1.19%       $ 6.05
Class A ............     1,000.00         1,049.80        1.44          7.32
Class B ............     1,000.00         1,045.80        2.19         11.11
Class C ............     1,000.00         1,045.20        2.19         11.11

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I ............     1,000.00         1,018.82        1.19          5.97
Class A ............     1,000.00         1,017.57        1.44          7.23
Class B ............     1,000.00         1,013.80        2.19         10.99
Class C ............     1,000.00         1,013.80        2.19         10.99
--------------------------------------------------------------------------------
*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF
 WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX RISING DIVIDENDS FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                          6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                    o Financials                       40%
                    o Utilities                        16
                    o Materials                         6
                    o Industrials                       5
                    o Consumer Staples                  4
                    o Consumer Discretionary            4
                    o Health Care                       4
                    o Other (includes short-term
                      investments)                     21


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                     SHARES        VALUE
                                                   ----------  ------------
DOMESTIC COMMON STOCKS--99.8%
APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
VF Corp. .......................................       10,000  $    915,800

DISTRIBUTORS--1.4%
Genuine Parts Co. ..............................       18,500       917,600

DIVERSIFIED BANKS--4.1%
Comerica, Inc. .................................       15,300       909,891
U.S. Bancorp ...................................       27,800       916,010
Wells Fargo & Co. ..............................       26,200       921,454
                                                               ------------
                                                                  2,747,355
                                                               ------------
DIVERSIFIED CHEMICALS--1.4%
PPG Industries, Inc. ...........................       12,400       943,764

DIVERSIFIED REITS--1.4%
Washington Real Estate Investment Trust(b) .....       27,000       918,000

ELECTRIC UTILITIES--4.1%
FPL Group, Inc. ................................       16,100       913,514
Pinnacle West Capital Corp. ....................       22,800       908,580
Progress Energy, Inc. ..........................       20,300       925,477
                                                               ------------
                                                                  2,747,571
                                                               ------------
GAS UTILITIES--9.6%
Atmos Energy Corp. .............................       30,800       925,848
National Fuel Gas Co.(b) .......................       21,500       931,165
New Jersey Resources Corp.(b) ..................       18,000       918,360
Northwest Natural Gas Co.(b) ...................       19,900       919,181
Piedmont Natural Gas Co., Inc.(b) ..............       37,000       912,050
UGI Corp. ......................................       34,300       935,704
WGL Holdings, Inc.(b) ..........................       28,000       913,920
                                                               ------------
                                                                  6,456,228
                                                               ------------


                                                     SHARES        VALUE
                                                   ----------  ------------
HEALTH CARE SUPPLIES--1.4%
Arrow International, Inc. ......................       24,000  $    918,720

HOME FURNISHINGS--1.4%
Leggett & Platt, Inc.(b) .......................       41,800       921,690

HOUSEHOLD PRODUCTS--1.4%
Kimberly-Clark Corp. ...........................       13,900       929,771

INDUSTRIAL CONGLOMERATES--2.7%
3M Co. .........................................       10,600       919,974
General Electric Co. ...........................       24,200       926,376
                                                               ------------
                                                                  1,846,350
                                                               ------------
INDUSTRIAL MACHINERY--1.4%
Briggs & Stratton Corp.(b) .....................       29,000       915,240

INDUSTRIAL REITS--1.3%
First Industrial Realty Trust, Inc.(b) .........       23,600       914,736

INSURANCE BROKERS--1.3%
Gallagher (Arthur J.) & Co.(b) .................       32,600       908,888

INTEGRATED OIL & GAS--1.4%
Chevron Corp. ..................................       11,000       926,640

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
AT&T, Inc. .....................................       22,700       942,050

MULTI-UTILITIES--5.5%
Black Hills Corp.(b) ...........................       23,100       918,225
Consolidated Edison, Inc.(b) ...................       20,400       920,448
Integrys Energy Group, Inc.(b) .................       18,200       923,286
Vectren Corp.(b) ...............................       34,100       918,313
                                                               ------------
                                                                  3,680,272
                                                               ------------
                       See Notes to Financial Statements

Phoenix Rising Dividends Fund


                                                     SHARES        VALUE
                                                   ----------  ------------
OFFICE REITS--1.3%
Lexington Corporate Properties Trust ...........       44,000  $    915,200

OFFICE SERVICES & SUPPLIES--1.4%
Pitney Bowes, Inc. .............................       19,800       927,036

OTHER DIVERSIFIED FINANCIAL SERVICES--2.7%
Bank of America Corp. ..........................       18,800       919,132
Citigroup, Inc. ................................       17,800       912,962
                                                               ------------
                                                                  1,832,094
                                                               ------------
PACKAGED FOODS & MEATS--1.3%
Lancaster Colony Corp. .........................       21,800       913,202

PAPER PACKAGING--2.7%
Bemis Co., Inc. ................................       28,200       935,676
Sonoco Products Co. ............................       21,500       920,415
                                                               ------------
                                                                  1,856,091
                                                               ------------
PHARMACEUTICALS--4.1%
Lilly (Eli) & Co. ..............................       16,400       916,432
Merck & Co., Inc. ..............................       18,300       911,340
Pfizer, Inc. ...................................       36,000       920,520
                                                               ------------
                                                                  2,748,292
                                                               ------------
PROPERTY & CASUALTY INSURANCE--2.7%
Commerce Group, Inc. (The)(b) ..................       26,300       913,136
Mercury General Corp. ..........................       16,800       925,848
                                                               ------------
                                                                  1,838,984
                                                               ------------
PUBLISHING--1.4%
New York Times Co. (The) Class A(b) ............       36,300       922,020

REGIONAL BANKS--20.4%
BB&T Corp. .....................................       22,500       915,300
Fifth Third Bancorp ............................       22,900       910,733
First Horizon National Corp.(b) ................       23,600       920,400
FirstMerit Corp.(b) ............................       43,600       912,548
Fulton Financial Corp.(b) ......................       63,600       917,112
KeyCorp ........................................       26,400       906,312
National City Corp. ............................       27,400       912,968
Old National Bancorp/IN(b) .....................       54,400       903,584
Park National Corp.(b) .........................       10,800       915,732
Popular, Inc.(b) ...............................       57,500       924,025
Provident Bankshares Corp.(b) ..................       27,800       911,284
Susquehanna Bancshares, Inc.(b) ................       40,300       901,511
TCF Financial Corp. ............................       33,200       922,960
Valley National Bancorp(b) .....................       41,205       926,700
Whitney Holding Corp. ..........................       30,400       915,040
                                                               ------------
                                                                 13,716,209
                                                               ------------


                                                     SHARES        VALUE
                                                   ----------  ------------
RESIDENTIAL REITS--1.4%
Home Properties, Inc. ..........................       17,700  $    919,161

RETAIL REITS--2.7%
Developers Diversified Realty Corp. ............       16,900       890,799
National Retail Properties, Inc. ...............       41,800       913,748
                                                               ------------
                                                                  1,804,547
                                                               ------------
SOFT DRINKS--1.4%
Coca-Cola Co. (The) ............................       17,500       915,425

SPECIALIZED REITS--2.7%
Health Care Property Investors, Inc. ...........       31,400       908,402
Sovran Self Storage, Inc. ......................       18,900       910,224
                                                               ------------
                                                                  1,818,626
                                                               ------------
SPECIALTY CHEMICALS--2.8%
Rohm & Haas Co. ................................       17,200       940,496
RPM International, Inc. ........................       39,700       917,467
                                                               ------------
                                                                  1,857,963
                                                               ------------
THRIFTS & MORTGAGE FINANCE--6.8%
Astoria Financial Corp. ........................       36,700       918,968
Corus Bankshares, Inc.(b) ......................       54,100       933,766
Municipal Mortgage & Equity LLC(b) .............       38,100       928,878
Washington Federal, Inc. .......................       38,000       923,780
Washington Mutual, Inc.(b) .....................       21,200       903,968
                                                               ------------
                                                                  4,609,360
                                                               ------------
TOBACCO--1.4%
Altria Group, Inc. .............................       13,200       925,848
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $66,392,259)                                    67,070,733
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $66,392,259)                                    67,070,733
---------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--22.1%

MONEY MARKET MUTUAL FUNDS--22.1%
State Street Navigator Prime Plus
(5.34% seven-day effective yield)(c) ...........   14,875,787    14,875,787

---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $14,875,787)                                    14,875,787
---------------------------------------------------------------------------

TOTAL INVESTMENTS--121.9%
(IDENTIFIED COST $81,268,046)                                    81,946,520(a)

Other assets and liabilities, net--(21.9)%                      (14,741,023)
                                                               ------------
NET ASSETS--100.0%                                             $ 67,205,497
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,010,288 and gross depreciation of $2,381,689 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $81,317,921.
(b) All or a portion of security is on loan.
(c) Represents security purchased with cash collateral received for securities on loan.

                       See Notes to Financial Statements
4

Phoenix Rising Dividends Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  including $14,457,211 of securities on loan
  (Identified cost $81,268,046)                                 $81,946,520
Receivables
  Investment securities sold                                      5,512,947
  Dividends and interest                                            426,041
  Fund shares sold                                                   14,523
Prepaid expenses                                                     24,056
Other assets                                                         18,863
                                                                -----------
    Total assets                                                 87,942,950
                                                                -----------
LIABILITIES
Cash overdraft                                                    4,609,409
Payables
  Fund shares repurchased                                         1,135,897
  Upon return of securities loaned                               14,875,787
  Administration fee                                                  5,706
  Investment advisory fee                                            47,872
  Trustee deferred compensation plan                                 18,863
  Transfer agent fee                                                  7,023
  Distribution and service fees                                       4,863
  Trustees' fee                                                         422
  Other accrued expenses                                             31,611
                                                                -----------
    Total liabilities                                            20,737,453
                                                                -----------
NET ASSETS                                                      $67,205,497
                                                                ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $64,958,855
Undistributed net investment income                                 466,086
Accumulated net realized gain                                     1,102,082
Net unrealized appreciation                                         678,474
                                                                -----------
NET ASSETS                                                      $67,205,497
                                                                ===========
CLASS I
Net asset value and offering price per share                         $16.95
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                         3,263,050
Net Assets                                                      $55,305,608

CLASS A
Net asset value per share                                            $16.91
Maximum offering price per share $16.91/(1-5.75%)                    $17.94
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                           485,332
Net Assets                                                      $ 8,206,186

CLASS B
Net asset value and offering price per share                         $16.74
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                           117,699
Net Assets                                                      $ 1,969,893

CLASS C
Net asset value and offering price per share                         $16.75
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                           102,937
 Net Assets                                                     $ 1,723,810


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                      $  1,310,888
Interest                                                             18,836
Security lending                                                     12,898
                                                               ------------
    Total investment income                                       1,342,622
                                                               ------------
EXPENSES
Investment advisory fee                                             321,954
Service fees, Class A                                                11,159
Distribution and service fees, Class B                               10,560
Distribution and service fees, Class C                                9,023
Administration fee                                                   36,345
Transfer agent                                                       31,713
Registration                                                         20,612
Professional                                                         13,441
Custodian                                                            11,586
Printing                                                              9,047
Trustees                                                              3,732
Miscellaneous                                                         7,891
                                                               ------------
    Total expenses                                                  487,063
Custodian fees paid indirectly                                         (923)
                                                               ------------
Net expenses                                                        486,140
                                                               ------------
NET INVESTMENT INCOME (LOSS)                                        856,482
                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                          11,548,454
Net change in unrealized appreciation (depreciation)
  on investments                                                (12,759,197)
                                                               ------------
NET GAIN (LOSS) ON INVESTMENTS                                   (1,210,743)
                                                               ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $   (354,261)
                                                               ============

                       See Notes to Financial Statements

Phoenix Rising Dividends Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                         Six Months
                                                                                           Ended
                                                                                        June 30, 2007      Year Ended
                                                                                         (Unaudited)    December 31, 2006
                                                                                        -------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                                                           $    856,482      $  1,018,204
  Net realized gain (loss)                                                                 11,548,454         2,422,062
  Net change in unrealized appreciation (depreciation)                                    (12,759,197)        7,098,679
                                                                                         ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                (354,261)       10,538,945
                                                                                         ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class I                                                             (443,491)         (892,367)
  Net investment income, Class A                                                              (48,056)          (83,128)
  Net investment income, Class B                                                               (4,259)           (6,451)
  Net investment income, Class C                                                               (3,698)           (5,631)
                                                                                         ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (499,504)         (987,577)
                                                                                         ------------      ------------
FROM SHARE TRANSACTIONS
CLASS I
  Proceeds from sales of shares (47,464 and 279,891 shares,  respectively)                    827,342         4,406,894
  Net asset value of shares issued from  reinvestment  of  distributions
    (15,963 and 32,837 shares, respectively)                                                  272,804           540,399
  Cost of shares repurchased (1,538,863 and 1,053,304 shares, respectively)               (26,515,212)      (16,707,249)
                                                                                         ------------      ------------
Total                                                                                     (25,415,066)      (11,759,956)
                                                                                         ------------      ------------
CLASS A
  Proceeds from sales of shares (16,845 and 69,374 shares,  respectively)                     291,170         1,096,590
  Net asset value of shares issued from  reinvestment  of  distributions
    (2,721 and 4,886 shares, respectively)                                                     46,390            80,355
  Cost of shares repurchased (97,151 and 343,702 shares, respectively)                     (1,674,714)       (5,449,114)
                                                                                         ------------      ------------
Total                                                                                      (1,337,154)       (4,272,169)
                                                                                         ------------      ------------
CLASS B
  Proceeds from sales of shares (5,110 and 4,900 shares, respectively)                         88,749            77,130
  Net asset value of shares issued from reinvestment of distributions
    (147 and 259 shares, respectively)                                                          2,479             4,197
  Cost of shares repurchased (19,839 and 52,127 shares, respectively)                        (338,646)         (816,076)
                                                                                         ------------      ------------
Total                                                                                        (247,418)         (734,749)
                                                                                         ------------      ------------
CLASS C
  Proceeds from sales of shares (3,367 and 9,949 shares, respectively)                         58,494           153,540
  Net asset value of shares issued from reinvestment of distributions
    (201 and 315 shares, respectively)                                                          3,393             5,143
  Cost of shares repurchased (13,050 and 53,644 shares, respectively)                        (223,455)         (840,404)
                                                                                         ------------      ------------
Total                                                                                        (161,568)         (681,721)
                                                                                         ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (27,161,206)      (17,448,595)
                                                                                         ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                   (28,014,971)       (7,897,227)

NET ASSETS
  Beginning of period                                                                      95,220,468       103,117,695
                                                                                         ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $466,086
    AND $109,108, RESPECTIVELY)                                                          $ 67,205,497      $ 95,220,468
                                                                                         ============      ============

                       See Notes to Financial Statements
6

Phoenix Rising Dividends Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS I
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007  ------------------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
Net asset value, beginning of period          $17.18          $15.53        $15.95        $15.40        $13.03        $15.81
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.18 (2)        0.18 (2)      0.16 (2)      0.20 (2)      0.07 (2)      0.06
  Net realized and unrealized gain (loss)      (0.29)           1.65         (0.35)         0.53          2.33         (2.78)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS           (0.11)           1.83         (0.19)         0.73          2.40         (2.72)
                                              ------          ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.12)          (0.18)        (0.23)        (0.18)        (0.03)        (0.06)
  Distributions from net realized gain            --              --            --            --            --            --
                                              ------          ------        ------        ------        ------        ------
    TOTAL DISTRIBUTIONS                        (0.12)          (0.18)        (0.23)        (0.18)        (0.03)        (0.06)
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                      (0.23)           1.65         (0.42)         0.55          2.37         (2.78)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $16.95          $17.18        $15.53        $15.95        $15.40        $13.03
                                              ======          ======        ======        ======        ======        ======
Total return                                   (0.65)%(4)      11.85%        (1.19)%        4.76%        18.45%       (17.25)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)      $55,306         $81,418       $85,075       $96,558       $82,361       $77,263

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.06 %(3)       1.08%         1.04 %        1.04%         1.19%         1.04 %
  Net investment income (loss)                  2.06 %(3)       1.13%         1.04 %        1.25%         0.53%         0.42 %
Portfolio turnover                               101 %(4)         36%           33 %          22%           26%           26 %

                                                                                  CLASS A
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,                   FROM INCEPTION
                                           JUNE 30, 2007  ---------------------------------------------------   AUGUST 30, 2002 TO
                                            (UNAUDITED)        2006          2005          2004          2003   DECEMBER 31, 2002
Net asset value, beginning of period          $17.14          $15.49        $15.91        $15.35        $13.02        $13.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.16 (2)        0.14(2)       0.12 (2)      0.17 (2)      0.05 (2)        -- (5)
  Net realized and unrealized gain (loss)      (0.29)           1.65         (0.35)         0.53          2.31         (0.51)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS           (0.13)           1.79         (0.23)         0.70          2.36         (0.51)
                                              ------          ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.10)          (0.14)        (0.19)        (0.14)        (0.03)           --
                                              ------          ------        ------        ------        ------        ------
    TOTAL DISTRIBUTIONS                        (0.10)          (0.14)        (0.19)        (0.14)        (0.03)           --
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                      (0.23)           1.65         (0.42)         0.56          2.33         (0.51)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $16.91          $17.14        $15.49        $15.91        $15.35        $13.02
                                              ======          ======        ======        ======        ======        ======
Total return (1)                               (0.77)%(4)      11.60%        (1.43)%        4.61%        18.06%        (3.77)% (4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)       $8,206          $9,650       $12,894       $53,369       $28,988        $4,012

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.31 %(3)       1.33%         1.29 %        1.28%         1.44%         1.29 % (3)
  Net investment income (loss)                  1.85 %(3)       0.87%         0.76 %        1.09%         0.36%         0.17 % (3)
Portfolio turnover                               101 %(4)         36%           33 %          22%           26%           26 % (4)

(1) Sales charges are not reflected in the total return calculation.            (4) Not annualized.
(2) Computed using average shares outstanding.                                  (5) Amount is less than $0.01.
(3) Annualized.

                       See Notes to Financial Statements

Phoenix Rising Dividends Fund


                                                                                  CLASS B
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,                   FROM INCEPTION
                                           JUNE 30, 2007  ---------------------------------------------------   AUGUST 30, 2002 TO
                                            (UNAUDITED)        2006          2005          2004          2003   DECEMBER 31, 2002
Net asset value, beginning of period          $16.97          $15.36        $15.76        $15.20        $12.98        $13.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.09(2)         0.02(2)       0.01 (2)      0.06 (2)     (0.06) (2)    (0.01)
  Net realized and unrealized gain             (0.28)           1.64         (0.36)         0.52          2.30         (0.54)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS           (0.19)           1.66         (0.35)         0.58          2.24         (0.55)
                                              ------          ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.04)          (0.05)        (0.05)        (0.02)        (0.02)           --
                                              ------          ------        ------        ------        ------        ------
    TOTAL DISTRIBUTIONS                        (0.04)          (0.05)        (0.05)        (0.02)        (0.02)           --
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                      (0.23)           1.61         (0.40)         0.56          2.22         (0.55)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $16.74          $16.97        $15.36        $15.76        $15.20        $12.98
                                              ======          ======        ======        ======        ======        ======
Total return (1)                               (1.14)%(4)      10.80%        (2.22)%        3.80%        17.29 %       (4.07)% (4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)       $1,970          $2,245        $2,754        $2,987        $1,717          $336

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            2.06 %(3)       2.08%         2.05 %        2.04%         2.19 %        2.04 % (3)
  Net investment income (loss)                  1.11 %(3)       0.12%         0.05 %        0.36%        (0.47)%       (0.58)% (3)
Portfolio turnover                               101 %(4)         36%           33 %          22%           26 %          26 % (4)

                                                                                  CLASS C
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,                   FROM INCEPTION
                                           JUNE 30, 2007  ---------------------------------------------------   AUGUST 30, 2002 TO
                                            (UNAUDITED)        2006          2005          2004          2003   DECEMBER 31, 2002
Net asset value, beginning of period          $16.98          $15.37        $15.77        $15.20        $12.98        $13.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.10(2)         0.02(2)       0.01 (2)      0.05 (2)     (0.06) (2)    (0.01)
  Net realized and unrealized gain             (0.29)           1.64         (0.36)         0.54          2.30         (0.54)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS           (0.19)           1.66         (0.35)         0.59          2.24         (0.55)
                                              ------          ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.04)          (0.05)        (0.05)        (0.02)        (0.02)           --
                                              ------          ------        ------        ------        ------        ------
    TOTAL DISTRIBUTIONS                        (0.04)          (0.05)        (0.05)        (0.02)        (0.02)           --
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                      (0.23)           1.61         (0.40)         0.57          2.22         (0.55)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $16.75          $16.98        $15.37        $15.77        $15.20        $12.98
                                              ======          ======        ======        ======        ======        ======
Total return (1)                               (1.14)%(4)      10.79%        (2.22)%        3.85%        17.24 %       (4.07)% (4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)       $1,724          $1,909        $2,395        $3,137        $1,952          $575

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            2.06 %(3)       2.08%         2.05 %        2.04%         2.19 %        2.04 % (3)
  Net investment income (loss)                  1.12 %(3)       0.13%         0.05 %        0.32%        (0.47)%       (0.58)% (3)
Portfolio turnover                               101 %(4)         36%           33 %          22%           26 %          26 % (4)

(1) Sales charges are not reflected in the total return calculation.            (3) Annualized.
(2) Computed using average shares outstanding.                                  (4) Not annualized.

                       See Notes to Financial Statements
8

PHOENIX SMALL-MID CAP FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                          6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                    o Financials                       22%
                    o Industrials                      17
                    o Information Technology           13
                    o Energy                            8
                    o Consumer Discretionary            7
                    o Materials                         5
                    o Health Care                       4
                    o Other (includes short-term
                      investments)                     24


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                     SHARES        VALUE
                                                   ----------  ------------
DOMESTIC COMMON STOCKS--99.8%
AIR FREIGHT & LOGISTICS--4.4%
Pacer International, Inc.(c) ...................      183,000  $  4,304,160

APPLICATION SOFTWARE--4.9%
Jack Henry & Associates, Inc.(c) ...............      187,815     4,836,236

ASSET MANAGEMENT & CUSTODY BANKS--3.9%
Eaton Vance Corp.(c) ...........................       86,308     3,813,087

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.3%
Copart, Inc.(b) ................................      138,100     4,224,479

ELECTRONIC EQUIPMENT MANUFACTURERS--3.3%
Mettler-Toledo International, Inc.(b) ..........       34,000     3,247,340

ENVIRONMENTAL & FACILITIES SERVICES--2.5%
Stericycle, Inc.(b)(c) .........................       55,200     2,454,192

HEALTH CARE SERVICES--4.9%
Pediatrix Medical Group, Inc.(b) ...............       87,500     4,825,625

HOMEFURNISHING RETAIL--4.7%
Rent-A-Center, Inc.(b)(c) ......................      175,850     4,612,546

HOUSEHOLD PRODUCTS--3.9%
Church & Dwight Co., Inc.(c) ...................       78,500     3,804,110

INDUSTRIAL CONGLOMERATES--4.2%
Teleflex, Inc. .................................       50,610     4,138,886

INDUSTRIAL MACHINERY--2.6%
Donaldson Co., Inc.(c) .........................       73,200     2,602,260

INSURANCE BROKERS--4.2%
Brown & Brown, Inc.(c) .........................      165,600     4,163,184


                                                     SHARES        VALUE
                                                   ----------  ------------
INTEGRATED TELECOMMUNICATION SERVICES--3.1%
NeuStar, Inc. Class A(b)(c) ....................      105,000  $  3,041,850

IT CONSULTING & OTHER SERVICES--2.5%
SRA International, Inc. Class A(b)(c) ..........       98,000     2,475,480

LIFE & HEALTH INSURANCE--3.9%
StanCorp Financial Group, Inc.(c) ..............       73,500     3,857,280

OFFICE ELECTRONICS--1.4%
Zebra Technologies Corp. Class A(b)(c) .........       36,300     1,406,262

OFFICE SERVICES & SUPPLIES--3.1%
Mine Safety Appliances Co.(c) ..................       70,000     3,063,200

OIL & GAS EQUIPMENT & SERVICES--4.7%
Universal Compression Holdings, Inc.(b)(c) .....       64,700     4,688,809

OIL & GAS REFINING & MARKETING--5.0%
World Fuel Services Corp.(c) ...................      118,000     4,963,080

PAPER PACKAGING--3.5%
Bemis Co., Inc. ................................      102,800     3,410,904

PROPERTY & CASUALTY INSURANCE--4.7%
Philadelphia Consolidated Holding Co.(b) .......      110,000     4,598,000

REGIONAL BANKS--4.8%
UCBH Holdings, Inc.(c) .........................      261,000     4,768,470

REINSURANCE--4.8%
Reinsurance Group of America, Inc.(c) ..........       77,900     4,692,696

SEMICONDUCTORS--4.0%
Microchip Technology, Inc.(c) ..................      108,000     4,000,320


                       See Notes to Financial Statements

Phoenix Small-Mid Cap Fund


                                                     SHARES        VALUE
                                                   ----------  ------------
SPECIALIZED CONSUMER SERVICES--3.4%
Regis Corp. ....................................       88,000  $  3,366,000

SPECIALTY CHEMICALS--3.1%
Valspar Corp. (The)(c) .........................      109,040     3,097,826
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $76,245,388)                                    98,456,282
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $76,245,388)                                    98,456,282
---------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--21.7%

MONEY MARKET MUTUAL FUNDS--21.7%
State Street Navigator Prime Plus
(5.34% seven-day effective yield)(d) ...........   21,344,855    21,344,855

---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $21,344,855)                                    21,344,855
---------------------------------------------------------------------------

TOTAL INVESTMENTS--121.5%
(IDENTIFIED COST $97,590,243)                                   119,801,137(a)

Other assets and liabilities, net--(21.5)%                      (21,169,471)
                                                               ------------
NET ASSETS--100.0%                                             $ 98,631,666
                                                               ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,592,043 and gross depreciation of $2,381,149 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $97,590,243.
(b) Non-income producing.
(c) All or a portion of security is on loan.
(d) Represents security purchased with cash collateral received for securities on loan.







                       See Notes to Financial Statements
10

Phoenix Small-Mid Cap Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  including $20,919,837 of securities on loan
  (Identified cost $97,590,243)                                  $119,801,137
Receivables
  Investment securities sold                                          619,551
  Dividends                                                            53,880
  Fund shares sold                                                     45,650
Prepaid expenses                                                       24,620
Other assets                                                           24,035
                                                                 ------------
    Total assets                                                  120,568,873
                                                                 ------------
LIABILITIES
Cash overdraft                                                         30,828
Payables
  Fund shares repurchased                                             392,234
  Upon return of securities loaned                                 21,344,855
  Investment advisory fee                                              70,982
  Trustee deferred compensation plan                                   24,035
  Distribution and service fees                                        17,588
  Transfer agent fee                                                   15,179
  Administration fee                                                    7,250
  Trustees' fee                                                           562
  Other accrued expenses                                               33,694
                                                                 ------------
    Total liabilities                                              21,937,207
                                                                 ------------
NET ASSETS                                                       $ 98,631,666
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 67,200,932
Accumulated net investment loss                                      (313,373)
Accumulated net realized gain                                       9,533,213
Net unrealized appreciation                                        22,210,894
                                                                 ------------
NET ASSETS                                                       $ 98,631,666
                                                                 ============
CLASS I
Net asset value and offering price per share                           $19.93
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                           2,774,173
Net Assets                                                       $ 55,276,200

CLASS A
Net asset value per share                                              $19.65
Maximum offering price per share $19.65/(1-5.75%)                      $20.85
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                           1,548,645
Net Assets                                                       $ 30,423,808

CLASS B
Net asset value and offering price per share                           $18.84
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                             139,545
Net Assets                                                       $  2,628,731

CLASS C
Net asset value and offering price per share                           $18.86
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                             546,181
Net Assets                                                       $ 10,302,927


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $   410,564
Interest                                                               12,080
Security lending                                                       10,168
                                                                  -----------
    Total investment income                                           432,812
                                                                  -----------
EXPENSES
Investment advisory fee                                               453,333
Service fees, Class A                                                  40,511
Distribution and service fees, Class B                                 14,181
Distribution and service fees, Class C                                 56,293
Administration fee                                                     44,749
Transfer agent                                                         61,268
Registration                                                           21,349
Printing                                                               17,246
Professional                                                           13,715
Custodian                                                               8,537
Trustees                                                                4,537
Miscellaneous                                                           9,761
                                                                  -----------
    Total expenses                                                    745,480
                                                                  -----------
NET INVESTMENT INCOME (LOSS)                                         (312,668)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                             9,533,079
Net change in unrealized appreciation (depreciation)
  on investments                                                   (3,771,315)
                                                                  -----------
NET GAIN (LOSS) ON INVESTMENTS                                      5,761,764
                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                 $ 5,449,096
                                                                  ===========


                       See Notes to Financial Statements

Phoenix Small-Mid Cap Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months
                                                                                           Ended
                                                                                        June 30, 2007      Year Ended
                                                                                         (Unaudited)    December 31, 2006
                                                                                        -------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                                                           $   (312,668)     $   (621,961)
  Net realized gain (loss)                                                                  9,533,079        22,671,597
  Net change in unrealized appreciation (depreciation)                                     (3,771,315)       (8,461,685)
                                                                                         ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               5,449,096        13,587,951
                                                                                         ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains, Class I                                                     (151,031)               --
  Net realized short-term gains, Class A                                                      (85,156)               --
  Net realized short-term gains, Class B                                                       (7,545)               --
  Net realized short-term gains, Class C                                                      (29,615)               --
  Net realized long-term gains, Class I                                                    (1,968,795)      (12,045,753)
  Net realized long-term gains, Class A                                                    (1,110,063)       (6,157,413)
  Net realized long-term gains, Class B                                                       (98,349)         (579,514)
  Net realized long-term gains, Class C                                                      (386,047)       (2,225,067)
                                                                                         ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (3,836,601)      (21,007,747)
                                                                                         ------------      ------------
FROM SHARE TRANSACTIONS
CLASS I
  Proceeds from sales of shares (83,622 and 290,657 shares, respectively)                   1,711,774         6,427,115
  Net asset value of shares issued from reinvestment of distributions
    (86,627 and 474,937 shares, respectively)                                               1,739,458         9,449,423
  Cost of shares repurchased (662,517 and 1,173,052 shares, respectively)                 (13,562,031)      (25,763,124)
                                                                                         ------------      ------------
Total                                                                                     (10,110,799)       (9,886,586)
                                                                                         ------------      ------------
CLASS A
  Proceeds from sales of shares (118,121 and 282,193 shares, respectively)                  2,374,722         6,138,788
  Net asset value of shares issued from reinvestment of
    distributions (51,759 and 260,921 shares, respectively)                                 1,024,812         5,128,908
  Cost of shares repurchased (336,581 and 632,842 shares, respectively)                    (6,810,893)      (13,817,508)
                                                                                         ------------      ------------
Total                                                                                      (3,411,359)       (2,549,812)
                                                                                         ------------      ------------
CLASS B
  Proceeds from sales of shares (9,771 and 18,506  shares,  respectively)                     189,308           385,085
  Net asset value of shares issued from reinvestment of distributions
    (4,646 and 24,781 shares, respectively)                                                    88,231           471,043
  Cost of shares repurchased (36,075 and 73,666 shares, respectively)                        (702,661)       (1,563,990)
                                                                                         ------------      ------------
Total                                                                                        (425,122)         (707,862)
                                                                                         ------------      ------------
CLASS C
  Proceeds from sales of shares (46,459 and 127,069 shares,  respectively)                    905,907         2,617,638
  Net asset value of shares issued from  reinvestment  of  distributions
    (14,712 and 82,198 shares, respectively)                                                  279,816         1,562,620
  Cost of shares repurchased (134,940 and 270,816 shares, respectively)                    (2,633,484)       (5,723,375)
                                                                                         ------------      ------------
Total                                                                                      (1,447,761)       (1,543,117)
                                                                                         ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (15,395,041)      (14,687,377)
                                                                                         ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                   (13,782,546)      (22,107,173)

NET ASSETS
  Beginning of period                                                                     112,414,212       134,521,385
                                                                                         ------------      ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $(313,373)
    AND $(705), RESPECTIVELY)                                                            $ 98,631,666      $112,414,212
                                                                                         ============      ============


                       See Notes to Financial Statements
12

Phoenix Small-Mid Cap Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS I
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007  ------------------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
Net asset value, beginning of period          $19.70          $21.31        $20.70        $18.17        $14.34        $17.70
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                 (0.04)(2)       (0.07) (2)    (0.04) (2)    (0.06) (2)    (0.05) (2)    (0.06)
  Net realized and unrealized gain (loss)       1.06            2.55          0.65          2.59          3.88         (3.30)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS            1.02            2.48          0.61          2.53          3.83         (3.36)
                                              ------          ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Distributions from net realized gains        (0.79)          (4.09)           --            --            --            --
                                              ------          ------        ------        ------        ------        ------
    TOTAL DISTRIBUTIONS                        (0.79)          (4.09)           --            --            --            --
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                       0.23           (1.61)         0.61          2.53          3.83         (3.36)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $19.93          $19.70        $21.31        $20.70        $18.17        $14.34
                                              ======          ======        ======        ======        ======        ======
Total return                                    5.07 %(4)      12.05 %        2.95 %       13.92 %       26.71 %      (18.98)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)      $55,276         $64,361       $78,290       $92,838      $103,269       $98,112

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.19 %(3)       1.22 %        1.17 %        1.15 %        1.26 %        1.22 %
  Net investment income (loss)                 (0.38)%(3)      (0.30)%       (0.18)%       (0.32)%       (0.35)%       (0.38)%
Portfolio turnover                                 7 %(4)         26 %          22 %          16 %          17 %          16 %

                                                                                  CLASS A
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,                   FROM INCEPTION
                                           JUNE 30, 2007  ---------------------------------------------------   AUGUST 30, 2002 TO
                                            (UNAUDITED)        2006          2005          2004          2003   DECEMBER 31, 2002
Net asset value, beginning of period          $19.46          $21.15        $20.59        $18.12        $14.34        $15.29
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                 (0.06)(2)       (0.12)(2)     (0.09) (2)    (0.10) (2)    (0.09) (2)    (0.02)
  Net realized and unrealized gain (loss)       1.04            2.52          0.65          2.57          3.87         (0.93)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS            0.98            2.40          0.56          2.47          3.78         (0.95)
                                              ------          ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Distributions from net realized gains        (0.79)          (4.09)           --            --            --            --
                                              ------          ------        ------        ------        ------        ------
    TOTAL DISTRIBUTIONS                        (0.79)          (4.09)           --            --            --            --
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                       0.19           (1.69)         0.56          2.47          3.78         (0.95)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $19.65          $19.46        $21.15        $20.59        $18.12        $14.34
                                              ======          ======        ======        ======        ======        ======
Total return (1)                                4.98 %(4)      11.70 %        2.72 %       13.63%        26.36%        (6.21)% (4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)      $30,424         $33,383       $38,170       $73,825       $39,656        $2,086

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.44 %(3)       1.47 %        1.42 %        1.41%         1.51%         1.47% (3)
  Net investment income (loss)                 (0.63)%(3)      (0.55)%       (0.45)%       (0.55)%       (0.60)%       (0.62)% (3)
Portfolio turnover                                 7 %(4)         26 %          22 %          16%           17%           16% (4)

(1) Sales charges are not reflected in the total return calculation.            (3) Annualized.
(2) Computed using average shares outstanding.                                  (4) Not annualized.

                       See Notes to Financial Statements

Phoenix Small-Mid Cap Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS B
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,                   FROM INCEPTION
                                           JUNE 30, 2007  ---------------------------------------------------   AUGUST 30, 2002 TO
                                            (UNAUDITED)        2006          2005          2004          2003   DECEMBER 31, 2002
Net asset value, beginning of period          $18.76          $20.67        $20.27        $17.94        $14.30        $15.29
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                 (0.13)(2)       (0.28) (2)    (0.23) (2)    (0.24) (2)    (0.20) (2)    (0.02)
  Net realized and unrealized gain (loss)       1.00            2.46          0.63          2.57          3.84         (0.97)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS            0.87            2.18          0.40          2.33          3.64         (0.99)
                                              ------          ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Distributions from net realized gains        (0.79)          (4.09)           --            --            --            --
                                              ------          ------        ------        ------        ------        ------
    TOTAL DISTRIBUTIONS                        (0.79)          (4.09)           --            --            --            --
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                       0.08           (1.91)         0.40          2.33          3.64         (0.99)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $18.84          $18.76        $20.67        $20.27        $17.94        $14.30
                                              ======          ======        ======        ======        ======        ======
Total return (1)                                4.58 %(4)      10.88 %        1.97 %       12.99 %       25.45 %       (6.47)% (4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)       $2,629          $3,024        $3,960        $4,404        $2,709          $626

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            2.19 %(3)       2.22 %        2.19 %        2.16 %        2.26 %        2.22 % (3)
  Net investment income (loss)                 (1.38)%(3)      (1.30)%       (1.19)%       (1.31)%       (1.35)%       (1.37)% (3)
Portfolio turnover                                 7 %(4)         26 %          22 %          16 %          17 %          16 % (4)

                                                                                  CLASS C
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,                   FROM INCEPTION
                                           JUNE 30, 2007  ---------------------------------------------------   AUGUST 30, 2002 TO
                                            (UNAUDITED)        2006          2005          2004          2003   DECEMBER 31, 2002
Net asset value, beginning of period          $18.79          $20.69        $20.30        $17.96        $14.31        $15.29
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                 (0.13)(2)       (0.28)(2)     (0.23) (2)    (0.24) (2)    (0.20)(2)     (0.03)
  Net realized and unrealized gain (loss)       0.99            2.47          0.62          2.58          3.85         (0.95)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS            0.86            2.19          0.39          2.34          3.65         (0.98)
                                              ------          ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Distributions from net realized gains        (0.79)          (4.09)           --            --            --            --
                                              ------          ------        ------        ------        ------        ------
    TOTAL DISTRIBUTIONS                        (0.79)          (4.09)           --            --            --            --
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                       0.07           (1.90)         0.39          2.34          3.65         (0.98)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $18.86          $18.79        $20.69        $20.30        $17.96        $14.31
                                              ======          ======        ======        ======        ======        ======
Total return (1)                                4.52 %(4)      10.93 %        1.92%        13.03 %       25.59 %       (6.47)% (4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)      $10,303         $11,646       $14,102       $17,845       $12,565          $572

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            2.19 %(3)       2.22 %        2.19%         2.16 %        2.26 %        2.22 % (3)
  Net investment income (loss)                 (1.38)%(3)      (1.30)%       (1.19)%       (1.31)%       (1.35)%       (1.37)% (3)
Portfolio turnover                                 7 %(4)         26 %          22%           16 %          17 %          16 % (4)

(1) Sales charges are not reflected in the total return calculation.            (3) Annualized.
(2) Computed using average shares outstanding.                                  (4) Not annualized.

                       See Notes to Financial Statements
14

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)


1. ORGANIZATION

     Phoenix Asset Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
     Currently two Funds are offered for sale (each a "Fund"). The Phoenix Rising Dividends Fund ("Rising Dividends Fund") is diversified and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Phoenix Small-Mid Cap Fund ("Small-Mid Cap Fund") is diversified and seeks long-term capital appreciation, with dividend income a secondary consideration.
     The Funds offer the following classes of shares for sale:

                                        Class I    Class A    Class B    Class C
                                        -------    -------    -------    -------
Rising Dividends Fund ...............      X          X          X          X
Small-Mid Cap Fund ..................      X          X          X          X

     Class I shares (formerly Class X shares) are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.
     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.
     In June 2007, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)


requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 -
2006) for purposes of implementing FIN48, and has concluded that no provision for income tax is required in the Funds' financial statements.


D. DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.


F. REIT INVESTMENTS

     Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.


G. SECURITY LENDING:

     The Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies, sovereign debt of foreign countries and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.
     At June 30, 2007, the following Funds had securities on loan:

                                                   Collateral
                               Market   ----------------------------------------
                               Value       Cash      U.S. Government Securities
                            ----------- -----------  ---------------------------
Rising Dividends Fund ....  $14,457,211 $14,875,787           $14,975
Small-Mid Cap Fund .......   20,919,837  21,344,855                --


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") ( the "Adviser"), an indirect wholly-owned subsidiary of the The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Rising Dividends Fund .......................................... 0.75%
Small-Mid Cap Fund ............................................. 0.85%

     Kayne Anderson Rudnick Investment Management, LLC ("Kayne"), an affiliate of PIC, is the subadviser to the Funds.
     As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended June 30, 2007, as follows:

                                        Class A        Class B        Class C
                                      Net Selling     Deferred       Deferred
                                      Commissions   Sales Charges  Sales Charges
                                      -----------   -------------  -------------
Rising Dividends Fund ..............     $159          $2,884          $157
Small-Mid Cap Fund .................      943           4,407           653

     In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class I.
     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
     PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended June 30, 2007, the Trust incurred administration fees totaling $81,094.

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)


     PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as subtransfer agent. For the period ended June 30, 2007, transfer agent fees were $92,981 as reported in the Statements of Operations.

     At June 30, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                    Aggregate
                                                                    Net Asset
                                                        Shares        Value
                                                      ----------   -----------
Rising Dividends Fund
  Class B ..........................................     7,473       $125,098
  Class C ..........................................     7,468        125,089

     Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2007.


4. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended June 30, 2007, were as follows:

                                                    Purchases          Sales
                                                  -------------     ------------
Rising Dividends Fund ........................     $84,786,444      $109,730,060
Small-Mid Cap Fund ...........................       6,924,314        25,810,346

     There were no purchases or sales of long-term U.S. Government and agency securities for the period ended June 30, 2007.


5. 10% SHAREHOLDERS

     As June 30, 2007, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are not affiliated with PNX.

                                                    % Shares          Number
                                                   Outstanding      of Accounts
                                                   -----------     -------------
Rising Dividends Fund ........................        11.4%              1
Small-Mid Cap Fund ...........................        10.1%              1


6. CREDIT RISK AND ASSET CONCENTRATIONS

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors. At June 30, 2007, the Rising Dividends Fund and the Small-Mid Cap Fund held securities issued by various companies in the Financial sector, comprising 49% and 26% of the total net assets of each Fund, respectively.


7. INDEMNIFICATIONS

     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.


8. REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the SEC Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)


     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8 thousand and to revise its supervisory procedures.
     The Company does not believe that the outcome of these matters will be material to these financial statements.


9. FEDERAL INCOME TAX INFORMATION

     The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                Expiration Date
                                  ------------------------------------------
                                     2010            2011            Total
                                  ----------      ----------      ----------
Rising Dividends Fund .........   $4,465,211      $4,873,757      $9,338,968

     The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX ASSET TRUST                               INVESTMENT ADVISER
101 Munson Street                                 Phoenix Investment Counsel, Inc.
Greenfield, MA 01301-9668                         56 Prospect Street
                                                  Hartford, CT 06115-0480

TRUSTEES                                          PRINCIPAL UNDERWRITER
George R. Aylward                                 Phoenix Equity Planning Corporation
E. Virgil Conway                                  One American Row
Harry Dalzell-Payne                               Hartford, CT 06103-2899
Francis E. Jeffries
Leroy Keith, Jr.                                  TRANSFER AGENT
Marilyn E. LaMarche                               Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                    One American Row
Geraldine M. McNamara                             Hartford, CT 06103-2899
James M. Oates
Richard E. Segerson                               CUSTODIAN
Ferdinand L.J. Verdonck                           State Street Bank and Trust Company
                                                  P.O. Box 5501
OFFICERS                                          Boston, MA 02206-5501
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President           HOW TO CONTACT US
Francis G. Waltman, Senior Vice President         Mutual Fund Services          1-800-243-1574
Marc Baltuch, Vice President and Chief            Advisor Consulting Group      1-800-243-4361
  Compliance Officer                              Telephone Orders              1-800-367-5877
W. Patrick Bradley, Chief Financial Officer       Text Telephone                1-800-243-1926
  and Treasurer                                   Web site                      PHOENIXFUNDS.COM
Kevin J. Carr, Vice President, Counsel,
  Secretary and Chief Legal Officer








--------------------------------------------------------------------------------
  IMPORTANT NOTICE TO SHAREHOLDERS

  The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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     [LOGO OMITTED]                                           -----------------
        PHOENIX                                                   PRESORTED
                                                                  STANDARD
     Phoenix Equity Planning Corporation                        U.S. POSTAGE
     P.O. Box 150480                                                PAID
     Hartford, CT 06115-0480                                   Louisville, KY
                                                               Permit No. 1051
                                                              -----------------








For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.








PXP1739                                                                     8-07
BPD32234


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

        (b)  Certifications  pursuant to  Rule 30a-2(b)  under the  1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Asset Trust
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   September 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   September 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date   September 5, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.